Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill.
Schedule of movements on goodwill

	Marketing	Enterprise
	Solutions	Solutions	Total
Balance as of January 1, 2021	53,024	21,395	74,419
Goodwill arising from acquisitions during the year (Notes 4(c) and (d))	—	5,905	5,905
Exchange differences	—	1,350	1,350
Balance as of December 31, 2021	53,024	28,650	81,674
Impairment (Note 2(q))	(53,024)	(27,113)	(80,137)
Exchange differences	—	(1,537)	(1,537)
Balance as of December 31, 2022	—	—	—